Loans and Leases - Troubled Debt Restructurings on Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
Financing Receivable, Modifications [Line Items]
Number of new TDR contracts	1	1
Financing receivable, Modifications, Pre-Modification recorded investment	$ 350	$ 46
Financing receivable, Modifications, Post-Modification recorded investment	350	46
Financing receivable, Modifications, Subsequent default, Number of contracts	1	0
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	350	0
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	350	0
Commercial and Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of new TDR contracts	0	0
Financing receivable, Modifications, Pre-Modification recorded investment	0	0
Financing receivable, Modifications, Post-Modification recorded investment	0	0
Financing receivable, Modifications, Subsequent default, Number of contracts	0	0
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	0	0
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	0	0
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of new TDR contracts	0	1
Financing receivable, Modifications, Pre-Modification recorded investment	0	46
Financing receivable, Modifications, Post-Modification recorded investment	0	46
Financing receivable, Modifications, Subsequent default, Number of contracts	0	0
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	0	0
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	0	0
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of new TDR contracts	1	0
Financing receivable, Modifications, Pre-Modification recorded investment	350	0
Financing receivable, Modifications, Post-Modification recorded investment	350	0
Financing receivable, Modifications, Subsequent default, Number of contracts	1	0
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment	350	0
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment	$ 350	$ 0